Transactions With Directors and Other Key Management Personnel - Summary of Transactions with Directors, Other Key Management Personnel (Detail) - Key management personnel of entity or parent
£ in Thousands
	12 Months Ended
	Dec. 31, 2020 GBP (£) Deposits Loans	Dec. 31, 2019 GBP (£) Deposits Loans
Disclosure of directors and key management remuneration [line items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | Loans	18	16
Number of secured loans, unsecured loans and overdrafts, net movements | Loans	(6)	2
Number of secured loans, unsecured loans and overdrafts, ending balance | Loans	12	18
Beginning balance	£ 4,920	£ 3,035
Net movements	(1,280)	1,885
Ending balance	£ 3,640	£ 4,920
Number of deposit, bank and instant access accounts and investments, beginning balance | Deposits	32	30
Number of deposit, bank and instant access accounts and investments, net movements | Deposits	(9)	2
Number of deposit, bank and instant access accounts and investments, ending balance | Deposits	23	32
Beginning balance	£ 11,975	£ 10,963
Net movements	(3,780)	1,012
Ending balance	£ 8,195	£ 11,975